Inventories (Details 1) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Non-Current Inventory
Raw materials	$ 1,722,349	$ 1,862,063
Total Non-Current Inventory	$ 1,722,349	$ 1,862,063